Other Income and Losses - Schedule of other income and losses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Other Income And Losses [Abstract]
Interest and financing expenses	$ (20,073)	$ (32,124)
Interest income	1,651	1,601
Net gain on extinguishment of debt	20,534	0
Finance income (expense), net	2,112	(30,523)
Revaluation of warrant liabilities	44,271	(2,283)
Share of loss from investment in associates and joint ventures	(9,157)	(6,505)
Fair value gain/(loss) on convertible debenture	0	1,260
Fair value (loss)/gain on senior secured convertible note	(45,820)	1,751
Amortization of day 1 loss	(86,974)	(9,229)
Gain on sale of interest in BCI	9,127	0
(Loss)/gain on investments	(716)	1,994
Net gain on loss of control of subsidiary	25,009	0
Foreign exchange gain/(loss)	(666)	9,108
Other income	18,118	4,763
Non-operating income (expense), net	$ (46,808)	$ 859